As filed with the Securities and Exchange Commission on September 6, 2013

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Richard J. Berthy, Principal Executive Officer

Trudance L.C. Bakke, Principal Financial Officer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – June 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

Wintergreen Fund, Inc.

Investor Class (WGRNX)

Institutional Class (WGRIX)

June 30, 2013

(Unaudited)

www.wintergreenfund.com

1-888-468-6473

Wintergreen Fund, Inc. is an open-end diversified

management investment company that seeks

capital appreciation.

To receive investor materials electronically — see inside cover

For the latest Wintergreen Fund, Inc. news and performance, scan the image on the cover with a “QR Reader” on your smartphone to visit www.wintergreenfund.com

Electronic Delivery

Wintergreen Fund, Inc., encourages shareholders to sign up for electronic delivery of investor materials. By doing so, you will receive information faster, help us reduce cost, and help us reduce the impact on the environment of producing the materials. To enroll in electronic delivery:

1.	Go to www.wintergreenfund.com

2.	Login to your account

3.	Select E-Delivery Consent from the available drop-down options, and

4.	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel the electronic delivery at any time and revert to physical delivery of your materials. Just go to www.wintergreenfund.com, perform the first three steps above, and follow the instructions for canceling electronic delivery. If you have any questions, please contact us at (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.

PERFORMANCE CHARTS AND ANALYSIS

JUNE 30, 2013 (Unaudited)

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 60 days of purchase are subject to a 2.00% redemption fee. As stated in the current prospectus, the Wintergreen Fund, Inc. (the “Fund”) total annual operating expense ratio for the Investor Class shares is 1.89% and for the Institutional Class is 1.64%. Since inception, certain fees were waived and/or expenses reimbursed; otherwise the Fund’s performance shown would have been lower. The S&P 500 Index (the “Index”) is a broad-based unmanaged index representing the performance of 500 widely held common stocks.

Investor Class

Performance to 6/30/2013	One Year	Five Year	Since Inception 10/17/2005
Cumulative:
Wintergreen Fund, Inc.	15.12%	28.18%	68.32%
S&P 500 Index	20.60%	40.33%	59.05%
Annualized:
Wintergreen Fund, Inc.	15.12%	5.09%	6.99%
S&P 500 Index	20.60%	7.01%	6.21%

Institutional Class

Performance to 6/30/2013	One Year	Since Inception 12/30/2011
Cumulative:
Wintergreen Fund, Inc.	15.41%	15.00%
S&P 500 Index	20.60%	32.04%
Annualized:
Wintergreen Fund, Inc.	15.41%	9.75%
S&P 500 Index	20.60%	20.34%

Converting from Investor Class to Institutional Class Shares

If the current market value of your accounts in the Investor Class is at least $100,000, you may elect to convert the accounts from Investor Class to Institutional Class shares in the Fund on the basis of relative net asset value (“NAV”). Converting from Investor Class to Institutional Class shares may not be available at certain financial intermediaries, or there may be additional costs associated with this conversion charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund. Because the NAV per share of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted.

You may convert from Investor Class to Institutional Class shares by calling the Fund at (888) GOTOGREEN (888-468-6473) or your financial intermediary if you don’t have a direct account with the Fund. If the total market value of your Institutional Class shares account declines to less than $100,000 due to a redemption, we may convert your Institutional Class shares into Investor Class shares of the Fund on the basis of relative NAV’s. Although the total dollar value will be the same, a shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares converted. Please see “Shareholder Information” in the Fund’s prospectus. A conversion from Investor Class shares to Institutional Class shares of the Fund or from Institutional Class shares to Investor Class shares of the Fund pursuant to the preceding paragraphs should generally not be a taxable exchange for federal income tax purposes. Please contact your tax advisor or accountant to discuss your specific situation.

WINTERGREEN FUND, INC.

PERFORMANCE CHARTS AND ANALYSIS (concluded)

JUNE 30, 2013 (Unaudited)

COMPARISON OF CHANGE IN VALUE OF AN INVESTMENT

The following charts reflect the change in value of a hypothetical investment since inception, including reinvested dividends and distributions, in the Investor Class and Institutional Class of the Fund, compared with a broad-based securities market index. One cannot invest directly in an index. The total return of the Fund includes operating expenses that reduce returns while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for direct investment. Since inception, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.

Investor Class — Change in a $10,000 investment since inception

Institutional Class — Change in a $100,000 investment since inception

The performance table and charts do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance or for any other questions about the Fund, please call (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2013 (Unaudited)

Dear Fellow Wintergreen Fund Shareholder,

Since its inception on October 17, 2005, Wintergreen Fund, Inc. Investor Class (the “Investor Class”) has a cumulative performance of 68.32% (not annualized) which compares very favorably to the Standard & Poor’s 500 Composite Index’s (“S&P 500”) cumulative return of 59.05% (not annualized). A hypothetical investment of $10,000 in the Investor Class on October 17, 2005 through June 30, 2013 would be worth $16,832 compared to a value of $15,905 for a similar investment in the S&P 500. The Investor Class performance for the first six months of 2013 was 6.62%, underperforming the S&P 500 which returned 13.82%. The Institutional Class performance for the first six months of 2013 was 6.76%. The performance of Wintergreen Fund, Inc. (the “Fund”) during the period was due, in part, to strong returns from holdings in Berkshire Hathaway Inc., Class B, Swatch Group AG, and Reynolds American, Inc. Securities that underperformed included holdings in Genting Singapore plc, Sun Hung Kai Properties Limited, and Wynn Macau Ltd. The Fund also utilized forward currency contracts which had an overall positive impact on performance.

I look to the future because that is where

I’m going to spend the rest of my life.

George Burns

We’ve often found that when studying a truly exceptional company, there will be other appealing businesses within that company’s orbit. Whether as competitors, suppliers, or collaborators, superb businesses tend to attract others like them. This is certainly the case with regard to MasterCard Inc., Class A (“MasterCard”) and Cielo SA (“Cielo”). We learned about Cielo through our research on MasterCard. Cielo acts as a merchant acquirer for MasterCard in Brazil, as well as for Visa, American Express, and several others. Merchant acquirers do the legwork of signing up retailers to accept credit cards, installing card readers, and acting as the first step in the approval process when a customer swipes a card to make a purchase. Much like MasterCard, Cielo does not lend money to credit card holders, has 50%-plus operating margins, and is a prime beneficiary as consumers shift from cash to plastic.

Today, cash and checks are still the dominant forms of payment worldwide, accounting for a combined 85% of all payment transactions. While these traditional forms of payment represent the lion’s share of today’s transactions, we believe the future belongs to plastic and other forms of electronic payments. Traditionally, payments made for items such as groceries and utilities were made using checks. Today, more and more people are using debit and credit cards for these everyday purchases. We believe this transition is just getting started. Globally, consumer expenditures are growing rapidly. With more and more of these expenditures being paid for with credit and debit cards, the electronic payments market should continue to grow. Standing as the intermediaries between retailers and consumers, we believe both MasterCard and Cielo will benefit from the global transition from cash to plastic.

Cielo operates exclusively in the Brazilian market, where the growth of credit and debit transactions is expanding rapidly. With 49% market share in Brazil, strong relationships with MasterCard and Visa, and two of the largest card issuers in the country as control shareholders, Cielo is operating from a position of strength. While the company has certainly benefited from the impressive growth of the Brazilian economy in recent years, its business model is not dependent on a rapidly expanding economy. Rather, we believe the inexorable shift of consumers replacing cash with plastic will be the primary long-term driver of increasing profits at Cielo.

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2013 (Unaudited)

With their largest competitor, Redecard, being taken private last year at a valuation significantly richer than Cielo’s current valuation, we are evidently not the only believers in this long-term trend.

Although its business generates significant amounts of free cash flow (estimated to be in excess of $1 billion for 2013), Cielo has resisted the temptation to diversify beyond its core business of being a dominant merchant acquirer in Brazil. The merchant acquirer business not only generates significant cash but it also requires very little in the way of capital expenditures to fund growth. These two factors have allowed the company to return significant cash to shareholders, consistent with the company’s policy of returning at least 50% of net profits to shareholders in the form of dividends. With a 4% dividend yield, a reasonable valuation, and strong underlying economics, we believe Cielo will be a solid contributor to the Fund’s performance over time.

We are made wise not by the recollection of our past,

but by the responsibility of our future.

George Bernard Shaw

From the signing of the Pacific Railroad Act of 1862 by President Lincoln to construct a transcontinental railroad, Union Pacific Corporation has had a rich history, playing a vital role in the development of this nation’s economy. Today, Union Pacific operates a railroad network in the western two-thirds of the United States (“U.S.”), connecting with the railroad operators to the east, Canada’s railway system to the north, and Mexico’s to the south. The company has made important contributions to the building of this country over the past 150 years and continues to participate in its modernization in the present, but it is the eye on the future that moves the company down the tracks. Union Pacific is keenly aware of its responsibility to its customers to efficiently transport goods and materials, to its employees to establish best safety practices, and to shareholders like us who support the growth initiatives of the company to keep this great nation competitive in the global economy.

A “manufacturing renaissance” is now underway in the U.S., thanks in no small part to the recent discoveries of massive oil and gas deposits which drive down production costs for many sectors of corporate America. Foreign companies are also increasing their industrial presence to also take advantage of the energy boom and the advanced infrastructure that a company like Union Pacific provides. This is a key factor in the growth of Union Pacific’s revenue and profits. Profits, moreover, have been growing faster than revenues because the company’s management has done excellent work making the operations more efficient, as measured by the Operating Ratio (operating expenses divided by revenues, expressed in percentage terms). Management reduced the ratio from 70.7% in 2011 to 67.8% in 2012 to a record-low 65.7% in the second quarter of this year. As the company has grown free cash flows, it has returned that cash to shareholders in the form of increased dividends and share repurchases – over the past five years, the company has repurchased nearly $6 billion worth of stock while increasing their dividend payout ratio by 40%. We believe that Union Pacific has a bright future as an integral part of our nation’s reinvigorated industrial economic growth and that their shareholders stand to benefit from steady returns underpinned by an iron balance sheet.

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS (concluded)

JUNE 30, 2013 (Unaudited)

At Wintergreen, we remain focused on finding and owning investments that we believe over time will add to our shareholders’ wealth. We appreciate your continued interest and investment in Wintergreen Fund.

Sincerely,

David J. Winters, CFA

Portfolio Manager

IMPORTANT INFORMATION

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: possible loss of principal amount invested, stock market risk, interest rate risk, income risk, credit risk, currency risk, and foreign/emerging market risk. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Short sale risk is the risk that the Fund will incur an unlimited loss if the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. In light of these risks, the Fund may not be suitable for all investors.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index.

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2013, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.

PORTFOLIO PROFILE

JUNE 30, 2013 (Unaudited)

% of Net Assets by Country

Sector	% of Net Assets
Consumer Staples	25.3%
Consumer Discretionary	24.2%
Financials	14.6%
Industrials	13.8%
Information Technology	7.1%
Energy	6.4%
Utilities	0.2%
Materials	0.1%
Short-Term Investments & Other Assets in Excess of Liabilities	8.3%

Top Ten Holdings
Issuer	% of Net Assets
Jardine Matheson Holdings Ltd.	8.2%
Berkshire Hathaway Inc., Class B	6.0%
Swatch Group AG, Br	5.8%
British American Tobacco plc	5.4%
Compagnie Financiere Richemont SA	5.3%
Franklin Resources Inc.	4.8%
MasterCard Inc., Class A	4.7%
Reynolds American Inc.	4.7%
Philip Morris International Inc.	4.5%
Schindler Holding AG-PC	4.2%

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

	Investor Class
	For the Six Month Period Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
NET ASSET VALUE, Beginning of Period	$15.10	$14.09		$14.01	$11.57	$8.73		$14.59

INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.06	0.02		0.02	(0.03)	(0.00	)(b)	(0.03)
Net realized and unrealized gain (loss) on investments, securities sold short, and foreign currency transactions	0.94	1.04		0.06 (c)	2.47	2.86		(5.68)

Total from Investment Operations	1.00	1.06		0.08	2.44	2.86		(5.71)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.05)		—	—	(0.02)		(0.14)
Net realized gain	—	—		—	—	—		(0.02)

Total Distributions to Shareholders	—	(0.05)		—	—	(0.02)		(0.16)

Redemption fees(a)	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)	0.01

NET ASSET VALUE, End of Period	$16.10	$15.10		$14.09	$14.01	$11.57		$8.73

TOTAL RETURN(f)	6.62%	7.51%		0.57%	21.09%	32.78%		-39.05%
RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$1,317,953	$1,274,139		$1,496,795	$1,435,107	$1,031,437		$941,658
Ratios to Average Net Assets:(e)
Net investment income (loss)	0.74%	0.17%		0.13%	(0.22)%	(0.03)%		(0.26)%

Expenses, excluding borrowing and dividend expense	1.83%	1.89%		1.86%	1.89%	1.94%		1.86%
Borrowing expense	—%	0.00	%(d)	—%	—%	—%		—%
Dividend expense	—%	—%		—%	—%	—%		0.29%

Total Expenses	1.83%	1.89%		1.86%	1.89%	1.94%		2.15%

PORTFOLIO TURNOVER RATE(f)	7%	14%		15%	12%	11%		57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Net realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2011, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Less than 0.005%.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS (concluded)

These financial highlights reflect selected data for a share outstanding throughout each period:

	Institutional Class
	For the Six Month Period Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012		December 30, 2011^ through December 31, 2011
NET ASSET VALUE, Beginning of Period	$15.09	$14.09		$14.09

INVESTMENT OPERATIONS
Net investment income(a)	0.08	0.06		—
Net realized and unrealized gain on investments, securities sold short, and foreign currency transactions	0.94	1.03		—

Total from Investment Operations	1.02	1.09		—

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.09)		—
Net realized gain	—	—		—

Total Distributions to Shareholders	—	(0.09)		—

Redemption fees(a)	0.00 (b)	0.00	(b)	—

NET ASSET VALUE, End of Period	$16.11	$15.09		$14.09

TOTAL RETURN(e)	6.76%	7.72%		—%
RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$416,407	$340,462		$100
Ratios to Average Net Assets(d):
Net investment income	0.94%	0.41%		—%

Expenses, excluding borrowing and dividend expense	1.63%	1.64%		—%
Borrowing expense	—%	0.00	%(c)	—%
Dividend expense	—%	—%		—%

Total Expenses	1.63%	1.64%		—%

PORTFOLIO TURNOVER RATE(e)	7%	14%		—%

^	The Institutional Class inception date is December 30, 2011.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Less than 0.005%.
(d)	Annualized for periods less than one year.
(e)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Common Stocks — 91.7%

Beverages — 3.5%
The Coca-Cola Company	United States	1,536,589	$47,890,901	$61,632,585

Capital Markets — 4.8%
Franklin Resources Inc.	United States	611,782	58,912,579	83,214,588

Diversified Financial Services — 0.4%
BM&F Bovespa SA	Brazil	1,163,752	8,066,288	6,394,156

Electric Utilities — 0.2%
NV Energy, Inc.	United States	183,152	4,310,101	4,296,746

Food Products — 3.7%
Nestlé SA, Reg	Switzerland	857,976	34,589,299	56,271,889
Orkla ASA	Norway	1,040,454	8,185,127	8,523,215

			42,774,426	64,795,104

Hotels, Restaurants & Leisure — 11.5%
Genting Bhd	Malaysia	5,619,312	12,993,027	18,568,007
Genting Malaysia Bhd	Malaysia	36,960,780	44,474,236	45,506,388
Genting Singapore plc	Singapore	44,336,109	47,941,917	46,172,516
McDonald’s Corp.	United States	104,334	5,851,162	10,329,066
SJM Holdings Ltd.	Hong Kong	12,857,240	32,676,699	31,264,309
Wynn Macau Ltd.	Macau	17,970,375	51,573,472	48,655,937

			195,510,513	200,496,223

Industrial Conglomerates — 8.2%
Jardine Matheson Holdings Ltd.	Hong Kong	2,343,229	54,353,387	141,765,355

Insurance — 6.0%
Berkshire Hathaway Inc., Class B(a)	United States	927,184	70,899,571	103,770,433

Internet Software & Services — 1.5%
Google Inc., Class A(a)	United States	30,094	16,460,522	26,493,855

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2013 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

IT Services — 5.6%
Cielo SA	Brazil	622,970	$12,787,354	$15,609,498
MasterCard Inc., Class A	United States	141,201	38,151,979	81,119,974

			50,939,333	96,729,472

Machinery — 4.2%
Schindler Holding AG-PC	Switzerland	522,668	33,151,660	72,821,035

Metals & Mining — 0.1%
Witwatersrand Consolidated Gold Resources Ltd.(a)	South Africa	872,691	15,233,090	882,839

Oil, Gas & Consumable Fuels — 6.4%
Birchcliff Energy Ltd.(a)	Canada	5,905,042	48,514,127	45,816,433
Canadian Natural Resources Ltd.	Canada	2,332,982	76,717,375	65,772,479

			125,231,502	111,588,912

Real Estate Management & Development — 3.5%
Consolidated-Tomoka Land Co.(b)	United States	1,232,334	54,951,483	47,025,865
Sun Hung Kai Properties Ltd.	Hong Kong	1,025,059	14,965,430	13,229,467

			69,916,913	60,255,332

Road & Rail — 1.4%
Norfolk Southern Corp.	United States	159,828	10,271,549	11,611,504
Union Pacific Corp.	United States	78,213	11,603,352	12,066,702

			21,874,901	23,678,206

Textiles, Apparel & Luxury Goods — 12.7%
Compagnie Financiere Richemont SA	Switzerland	1,038,288	39,704,782	91,841,578
Swatch Group AG, Br	Switzerland	184,025	49,220,292	100,726,192
Swatch Group AG, Reg	Switzerland	288,249	24,337,394	27,160,194

			113,262,468	219,727,964

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2013 (Unaudited)

Industry

Security Description	Country	Shares	Cost		Fair Value

Tobacco — 18.0%
Altria Group Inc.	United States	1,722,611	$50,330,519		$60,274,159
British American Tobacco plc	United Kingdom	1,834,526	56,445,118		93,961,281
Philip Morris International Inc.	United States	892,889	55,761,036		77,342,045
Reynolds American Inc.	United States	1,673,242	60,709,207		80,934,716

			223,245,880		312,512,201

Total Common Stocks			1,152,034,035		1,591,055,006

Short-Term Investments — 7.1%

U.S. Treasury Obligations — 7.1%		Principal
United States Treasury Bills	United States
Maturity Date: 01/09/2014, Yield to Maturity 0.13%		$32,725,000	32,702,090		32,714,954
Maturity Date: 02/06/2014, Yield to Maturity 0.15%		17,020,000	17,004,790		17,011,813
Maturity Date: 03/06/2014, Yield to Maturity 0.13%		14,785,000	14,772,278		14,774,680
Maturity Date: 04/03/2014, Yield to Maturity 0.11%		37,530,000	37,499,397		37,499,413
Maturity Date: 05/01/2014, Yield to Maturity 0.10%		3,945,000	3,941,674		3,941,126
Maturity Date: 05/29/2014, Yield to Maturity 0.12%		10,820,000	10,807,904		10,807,903
Maturity Date: 06/26/2014, Yield to Maturity 0.15%		6,145,000	6,136,059		6,136,317

Total U.S. Treasury Obligations			122,864,192		122,886,206

Total Short-Term Investments			122,864,192		122,886,206

Total Investments — 98.8%			$1,274,898,227	*	$1,713,941,212

Other Assets in Excess of Liabilities — 1.2%					20,418,235

Net Assets — 100.0%					$1,734,359,447

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2013 (Unaudited)

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Issuer. See Note 5.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Selected Abbreviations

Br	Bearer
PC	Participation Certificate
Reg	Registered

*	Cost for Federal income tax purposes as of June 30, 2013 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$499,979,127
Gross Unrealized Depreciation	(60,936,142)

Net Unrealized Appreciation	$439,042,985

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2013 (Unaudited)

FORWARD CURRENCY CONTRACTS

As of June 30, 2013, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
10,850,000 CAD	7/30/2013	SVEN	$10,797,524	$10,308,514	$489,010
3,900,000 CAD	11/4/2013	SVEN	3,874,467	3,696,539	177,928
6,800,000 CAD	12/11/2013	CITI	6,580,921	6,439,451	141,470
35,850,000 CAD	1/21/2014	SVEN	34,755,211	33,914,500	840,711

Net Value of CAD Contracts			56,008,123	54,359,004	1,649,119

To sell:
64,000,000 CHF	7/30/2013	CITI	68,672,475	67,775,239	897,236
95,700,000 CHF	9/24/2013	SVEN	105,267,710	101,398,279	3,869,431

Net Value of CHF Contracts			173,940,185	169,173,518	4,766,667

To sell:
18,100,000 GBP	12/11/2013	CITI	27,226,744	27,500,647	(273,903)
18,500,000 GBP	3/13/2014	CITI	28,806,350	28,095,469	710,881
To buy:
5,500,000 GBP	3/13/2014	CITI	(8,419,400)	(8,352,707)	(66,693)

Net Value of GBP Contracts			47,613,694	47,243,409	370,285

To sell:
20,300,000 NOK	7/11/2013	SVEN	3,516,830	3,340,393	176,437
4,900,000 NOK	9/24/2013	SVEN	870,585	804,092	66,493

Net Value of NOK Contracts			4,387,415	4,144,485	242,930

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (concluded)

JUNE 30, 2013 (Unaudited)

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
27,400,000 SGD	7/30/2013	SVEN	$22,402,428	$21,618,773	$783,655
6,980,000 SGD	9/24/2013	SVEN	5,691,335	5,507,893	183,442
To buy:
5,000,000 SGD	7/30/2013	SVEN	(3,914,630)	(3,945,032)	30,402

Net Value of SGD Contracts			24,179,133	23,181,634	997,499

Net Value of Outstanding Forward Currency Contracts			$306,128,550	$298,102,050	$8,026,500

Currencies:
CAD	= Canadian Dollar
CHF	= Swiss Franc
GBP	= British Pound
NOK	= Norwegian Krone
SGD	= Singapore Dollar
USD	= U.S. Dollar

Counterparties:
CITI	= Citibank, N.A.
SVEN	= Svenska Handelsbanken

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2013 (Unaudited)

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $1,219,946,744)	$1,666,915,347
Affiliated issuers (Cost $54,951,483)	47,025,865

Investments in securities, at fair value (Cost $1,274,898,227)		1,713,941,212
Cash		344
Unrealized gain on forward currency contracts		8,367,096
Receivables:
Fund shares sold		4,316,060
Interest and dividends		6,128,628
Investment securities sold		6,835,559
Prepaid expenses		72,830

TOTAL ASSETS		1,739,661,729

LIABILITIES
Unrealized loss on forward currency contracts		340,596
Payables:
Investment securities purchased		1,018,748
Fund shares redeemed		398,856
Dividend withholding tax		207,830
Accrued Liabilities:
Investment advisory fees		2,210,062
Distribution fees		684,149
Directors’ fees and expenses		6,508
Compliance services fees		19,056
Other expenses		416,477

TOTAL LIABILITIES		5,302,282

NET ASSETS		$1,734,359,447

COMPONENTS OF NET ASSETS
Paid-in capital		1,559,812,550
Undistributed net investment income		8,818,539
Net realized loss on investments, foreign currency transactions and forward currency contracts		(281,266,514)
Net unrealized appreciation on:
Investments		439,042,985
Foreign currency translations and forward currency contracts		7,951,887

NET ASSETS		$1,734,359,447

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
INVESTOR CLASS
Based on net assets of $1,317,952,902 and 81,858,526 shares outstanding (500,000,000 shares authorized)		$16.10

INSTITUTIONAL CLASS
Based on net assets of $416,406,545 and 25,847,818 shares outstanding (500,000,000 shares authorized)		$16.11

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2013 (Unaudited)

INVESTMENT INCOME
Dividends income (Net of foreign withholding tax of $1,540,591)	$22,391,200
Interest income	129,171
Dividend income from affiliated issuer	36,970

Total Investment Income	22,557,341

EXPENSES
Investment advisory fees	13,193,157
Distribution fees — Investor Class	1,343,459
Transfer agency fees	260,144
Administrator fees	221,669
Custodian fees	128,353
Compliance services fees	109,122
Professional fees	103,110
Directors’ fees and expenses	82,732
Accounting fees	81,961
Miscellaneous expenses	152,265

Total Expenses	15,675,972

NET INVESTMENT INCOME	6,881,369

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain on:
Unaffiliated investments	4,132,775
Foreign currency transactions and forward currency contracts	1,262,130

Net Realized Gain	5,394,905

Net Increase in Unrealized Appreciation on:
Unaffiliated investments	73,850,269
Affiliated investments	8,811,188
Foreign currency translations and forward currency contracts	13,367,138

Net Increase in Unrealized Appreciation	96,028,595

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	101,423,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,304,869

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
OPERATIONS
Net investment income	$6,881,369	$3,314,680
Net realized gain on investments, securities sold short, foreign currency transactions and forward currency contracts	5,394,905	19,977,359
Net change in unrealized appreciation on investments, foreign currency translations, forward currency contracts and securities sold short	96,028,595	87,701,642

Increase in Net Assets Resulting from Operations	108,304,869	110,993,681

DISTRIBUTIONS TO SHAREHOLDERS FROM — INVESTOR CLASS
Net investment income	—	(4,122,497)

DISTRIBUTIONS TO SHAREHOLDERS FROM — INSTITUTIONAL CLASS
Net investment income	—	(1,957,173)

Total Distributions to Shareholders	—	(6,079,670)

CAPITAL SHARE TRANSACTIONS — INVESTOR CLASS(1)(2)
Proceeds from sales of shares	135,138,762	303,951,736
Proceeds from reinvestment of distributions	—	3,545,849
Cost of redemption of shares	(178,379,012)	(619,985,912)
Redemption fees	24,862	140,686

Net Decrease in Net Assets from Capital Share Transactions — Investor Class	(43,215,388)	(312,347,641)

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)(2)
Proceeds from sales of shares	121,514,673	366,520,391
Proceeds from reinvestment of distributions	—	1,609,727
Cost of redemption of shares	(66,848,925)	(42,992,945)
Redemption fees	3,355	2,184

Net Increase in Net Assets from Capital Share Transactions — Institutional Class	54,669,103	325,139,357

Total Increase In Net Assets	119,758,584	117,705,727

NET ASSETS
Beginning of Period	1,614,600,863	1,496,895,136

End of Period (includes distributions in excess of/accumulated undistributed net investment income of $8,818,539 and $1,937,170, respectively)	$1,734,359,447	$1,614,600,863

SHARE TRANSACTIONS — INVESTOR CLASS(1)(2)
Sale of shares	8,366,969	20,823,168
Reinvestment of distributions	—	233,280
Redemption of shares	(10,905,644)	(42,875,055)

Decrease in Shares — Investor Class	(2,538,675)	(21,818,607)

SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)(2)
Sale of shares	7,369,585	25,382,438
Reinvestment of distributions	—	105,973
Redemption of shares	(4,082,086)	(2,935,189)

Increase in Shares — Institutional Class	3,287,499	22,553,222

(1)

For the six month period ended June 30, 2013, exchanges between the Investor and Institutional Classes resulted in 950,578 shares and $15,548,468 reported in redemptions for the Investor Class and 950,311 shares and $15,548,468 reported in subscriptions for the Institutional Class.

(2)

For the year ended December 31, 2012, exchanges between the Investor and Institutional Classes resulted in 18,292,427 shares and $263,691,701 reported in redemptions for the Investor Class and 18,290,497 shares and $263,691,701 reported in subscriptions for the Institutional Class.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. The Institutional Class shares do not have a distribution fee (see Note 3). The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest a substantial portion of its assets in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE (normally 4:00 pm Eastern Time). Long and short portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price for securities that are traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from a market in which the security is traded are used. For an option, the last reported sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. Money market instrument investments with less than 60 days to maturity are valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”), and carried out by the appointed Valuation Committee, when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s Investment Manager (as defined in Note 3); or 3) securities are determined to be illiquid. As of

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

June 30, 2013, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s security valuation procedures noted previously, equity securities (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are fair valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of June 30, 2013:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,591,055,006	$—	$—	$1,591,055,006
Short-Term Investments*	—	122,886,206	—	122,886,206

Total Investments in Securities	$1,591,055,006	$122,886,206	$—	$1,713,941,212

Forward Currency Contracts^	$—	$8,367,096	$—	$8,367,096

Liabilities
Forward Currency Contracts^	$—	$340,596	$—	$340,596

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.

^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to disclose transfers between all levels based on valuations at the end of the reporting period. As of June 30, 2013, there were no transfers made between levels compared to the valuation input levels on December 31, 2012. The Fund did not invest in any Level 3 securities during the period.

Security Transactions, Investment Income, and Realized Gain/Loss — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates). Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the realized gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions in the Statement of Operations.

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than that of more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities to the public. These securities are typically purchased under Rule 144A of the Securities Act of 1933. As of June 30, 2013, the Fund did not hold any restricted securities.

Forward Currency Contracts — During the period ended June 30, 2013, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price in the future at the time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Gross income received on the investments in the segregated account is applied to the relevant income account and gross expenses, related to the borrowing expense on securities sold short charged by the broker for entering into the short position, is labeled borrowing expense on securities sold short on the Fund’s Statement of Operations. As of June 30, 2013, the Fund did not have any short positions and the Fund did not sell any securities short during the period.

Repurchase Agreements — The Fund may invest in repurchase agreements. In a repurchase agreement, the Fund, through its custodian, receives delivery of the underlying collateral, whose fair value exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent bank. The Fund’s Investment Manager (as defined in Note 3) is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral. As of June 30, 2013, there were no repurchase agreements held by the Fund.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Distributions to Shareholders — Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”). These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records distributions on its books on the ex-dividend date. For the period ended June 30, 2013, the Fund did not have any distributions.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its net taxable income. Therefore, no Federal income or excise tax provision is required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2012, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. Tax years 2009-2012 generally remain subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2012, the Fund did not incur any interest and penalties.

Contractual Obligations —The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is reflected as paid-in capital on the Fund’s Statement of Asset and Liabilities.

Income and Expense Allocation — Each class of shares for the Fund has identical rights and privileges, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares, except with respect to the Rule 12b-1 distribution fees paid by the Investor Class shares. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Note 3. Investment Advisory Fees, Servicing Fees, and Other Fees and Expenses

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration and Other Services — US Bancorp Fund Services, LLC (“USBFS”) provides administration, portfolio accounting, and transfer agency services to the Fund. USBFS is paid customary fees for its services pursuant to agreements between USBFS and the Fund.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, USBFS, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets of the Investor Class shares.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, Anti-Money Laundering Officer, and Identity Theft Prevention Officer, as well as additional compliance support functions. The Principal Executive Officer is a control affiliate and officer of the Distributor. Neither the Distributor, FCS, nor any of their officers or employees who serves as an officer of the Fund, has a role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund. FCS is paid customary fees for its services pursuant to an agreement between FCS and the Fund regarding such services.

Citibank, N.A. is the custodian of the Fund and is paid customary fees for its services.

Fund Officers and Directors — Certain officers of the Fund may also be directors, officers, or employees of the Investment Manager, USBFS, the Distributor, or FCS, and during their terms of office, receive no compensation from the Fund other than the aforementioned customary fees.

The Fund pays each current Board member $40,000 per year. In addition, Board members are reimbursed by the Fund for expenses incurred in connection with attending Board meetings and educational seminars.

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $148,132,622 and $107,890,782, respectively, for the period ended June 30, 2013.

Note 5. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of the company’s outstanding voting stock.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Investments in affiliated companies for the Fund as of June 30, 2013, are shown below:

Name of issuer	Number of shares held at December 31, 2012	Gross additions	Gross reductions	Number of shares held at June 30, 2013	Fair value at June 30, 2013	Investment income	Realized gain/ loss
Consolidated — Tomoka Land Co.	1,232,334	—	—	1,232,334	$47,025,865	$36,970	$—

Note 6. Disclosures about Derivative Instruments and Hedging Activities

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Market and Credit Risks — Market risk is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk involves the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments with the same counterparty. The Investment Manager is responsible for determining the value of the underlying collateral relating to a derivative instrument. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations. The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Note 7. Forward Currency Contracts

A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract at the time that the Fund seeks to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Fund’s Statement of Assets and Liabilities.

The Fund had a monthly average of 12 forward currency contracts open during the period. The Forward Currency Contracts table at the end of the Statement of Investments lists the contracts outstanding as of June 30, 2013.

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2013:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Unrealized Appreciation	Statement of Assets and Liabilities Location	Unrealized Depreciation
Forward Currency Contracts	Unrealized gain on forward currency contracts	$8,367,096	Unrealized loss on forward currency contracts	$340,596

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2013:

Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location Of Gain (loss) On Derivatives Recognized In Income	Net Realized Gain On Forward Currency Contracts	Net Increase In Unrealized Appreciation/ Depreciation On Forward Currency Contracts
Forward Currency Contracts	Net realized and unrealized gain (loss) on foreign currency transactions and forward currency contracts	$1,508,594	$13,470,255

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

Note 8. Offsetting Assets and Liabilities

The Fund is subject to various Master Netting Arrangements (“MNA’s”), which govern the terms of certain transactions with select counterparties. The MNA’s allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MNA’s also specify collateral posting arrangements at pre-arranged exposure levels. Under the MNA’s, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

Assets:			Gross Amounts not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received*	Net Amount (not less than $0)
Description
Forward Currency Contracts	Svenska Handelsbanken	$6,617,509	$—	$—	$6,617,509
	Citibank, N.A.	1,749,587	(340,596)	(1,408,991)	—

	Total	$8,367,096	$(340,596)	$(1,408,991)

Liabilities:			Gross Amounts not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount (not less than $0)
Description
Forward Currency Contracts	Svenska Handelsbanken	$—	$—	$—	$—
	Citibank, N.A.	340,596	(340,596)	—	—

	Total	$340,596	$(340,596)	$—	$—

*	In some instances, the actual collateral received/pledged may be more than amount shown.

Note 9. Federal Tax Information

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Distributions paid from:
Ordinary Income	$—	$6,079,670
Long Term Capital Gain	—	—

Total Distributions Paid	$—	$6,079,670

At December 31, 2012, the components of accumulated appreciation, gains and losses for income tax purposes were as follows:

Unrealized Appreciation	Capital and Other Losses	Total
$356,381,528	$(290,139,500)	$66,242,028

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2013 (Unaudited)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. One of the more prominent changes addresses capital loss carryforwards. Under the Modernization Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

At December 31, 2012, the Fund had pre-enactment and post-enactment net capital losses for income tax purposes as shown in the following table:

Expires December 31, 2016	Expires December 31, 2017	Expires December 31, 2018	Unlimited (Short-Term)	Unlimited (Long-Term)
$23,601,951	$185,162,916	$28,701,683	$4,755,343	$44,439,526

At December 31, 2012, the Fund deferred, on a tax basis, post October losses of $3,481,423 of capital. The Fund may distribute non-capital gain income to shareholders resulting in a potential tax event.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2012, the reclassification for the Fund was:

Accumulated Undistributed Net Investment Income	$15,638,025
Accumulated Net Realized Loss	(7,578,760)
Paid in Capital	(8,059,265)

Note 10. Other Information

On June 30, 2013, one shareholder account held approximately 38% of the outstanding shares of the Investor class and 34% of the outstanding shares of the Institutional Class. These are both omnibus accounts held on behalf of several thousand underlying shareholders.

Note 11. Subsequent Events

In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

JUNE 30, 2013

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio and the Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2013 are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Q’s are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 through June 30, 2013.

Actual Expenses — The first line in the following table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes — The second line in the following table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

JUNE 30, 2013

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period*
Investor Class
Actual Return	$1,000.00	$1,066.20	$9.38
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.72	$9.15
Institutional Class
Actual Return	$1,000.00	$1,067.60	$8.36
Hypothetical Return (5% return before expenses)	$1,000.00	$1,016.71	$8.15

*	As expressed below, expenses are equal to the Investor Class annualized expense ratio of 1.83%, and the Institutional Class annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the half-year period

Expenses	=	Fund’s Annualized Expense Ratio	X	Average Account Value Over the Period	X	Number of Days in Most Recent Fiscal Half Year
365

Householding — In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, annual, and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free (888) GOTOGREEN (888-468-6473) to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Dividend Income/Dividends Received Deduction — For the fiscal year ended December 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage dividends declared from ordinary income designated as qualified dividend income was as follows:

Wintergreen Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2012 was as follows:

Wintergreen Fund	100.00%

Privacy Policy

This is our policy as of October 2005. This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information.

By adhering to the practices described below, we affirm our continuing commitment to protecting your privacy.

Collection and Use of Shareholder Information

Wintergreen Fund, Inc. and the IRA custodian (“We” or the “Fund”) collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and other personal information about you from the following sources: information you provide on applications or other forms (for example, your name, address, social security number and birthdate); information derived from your transactions with us (for example, transaction amount, account balance and account number); information you provide to us if you access account information or conduct account transactions online (for example, password, account number, e-mail address, alternate telephone number).

Keeping Information Secure

We maintain physical, electronic, and procedural safeguards to protect your financial and other personal information, and we continually assess new technology with the aim of adding new safeguards to those we have in place.

Limiting Access to Information

We limit access to personally identifiable information to only those with a business reason to know such information.

Use of Personal and Financial Information by Us and Third Parties

We do not sell non-public personal information about current or former customers or their accounts to any third parties, and do not disclose such information to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

Those who may receive this information include the companies that provide transfer agent, technology, and administrative services, as well as the investment adviser who is an affiliate of the Fund.

Accuracy of Information

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

(Not Part of the Semi-Annual Report)

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager

Wintergreen Advisers, LLC

333 Route 46 West, Suite 204

Mountain Lakes, New Jersey 07046

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

Wintergreen Fund, Inc.

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) GOTOGREEN

(888-468-6473)

www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wintergreen Fund, Inc.

By	/s/ Richard J. Berthy Richard J. Berthy, Principal Executive Officer

Date	08/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Berthy Richard J. Berthy, Principal Executive Officer

Date	08/27/2013

By	/s/ Trudance L. C. Bakke Trudance L.C. Bakke, Principal Financial Officer

Date	08/27/2013

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